WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

COMMON STOCKS - 24.3%	Shares	Value
Communications - 0.8%
Telecommunications - 0.8%
Array Digital Infrastructure, Inc.	40,000	$ 1,927,600

Financials - 2.9%
Specialty Finance - 2.9%
Blackstone Mortgage Trust, Inc. - Class A	375,000	7,218,750

Real Estate Investment Trusts (REITs) - 20.6%
Healthcare - 1.9%
Welltower, Inc.	25,000	4,709,000

Industrial - 3.1%
Lineage, Inc.	100,000	3,571,000
Rexford Industrial Realty, Inc.	100,000	4,053,000
		7,624,000
Infrastructure - 1.7%
Crown Castle, Inc.	50,000	4,340,500

Multi-Asset Class - 2.0%
W.P. Carey, Inc.	70,000	4,882,500

Office - 6.3%
COPT Defense Properties	300,000	9,243,000
Hudson Pacific Properties, Inc. (a)	750,000	6,465,000
		15,708,000
Residential - 5.6%
Centerspace	100,000	6,427,000
Essex Property Trust, Inc.	30,000	7,556,100
		13,983,100

Total Common Stocks (Cost $60,524,935)		$ 60,393,450

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 72.2%	Shares	Value
Consumer Discretionary - 4.3%
Home Construction - 4.3%
Hovnanian Enterprises, Inc., 7.63% - Series A	515,000	$ 10,686,250

Financials - 3.7%
Banking - 3.7%
Associated Banc-Corp, 5.63% - Series F	34,397	712,706
Associated Banc-Corp, 5.88% - Series E	25,057	537,473
Banc of California, Inc., 7.75% - Series F	87,360	2,201,472
First Citizens BancShares, Inc., 6.63% - Series E (a)	40,000	995,200
Merchants Bancorp, 7.63% - Series E	196,055	4,820,992
		9,267,843
Real Estate Investment Trusts (REITs) - 64.2%
Apartments - 1.8%
Vinebrook Homes Trust, 9.50% - Series B (b)	180,000	4,500,000

Diversified - 6.5%
Armada Hoffler Properties, Inc., 6.75% - Series A	320,000	6,931,200
CTO Realty Growth, Inc., 6.38% - Series A	447,333	9,080,904
		16,012,104
Healthcare - 4.7%
Global Medical REIT, Inc., 7.50% - Series A	311,134	7,641,451
Global Medical REIT, Inc., 8.00% - Series A	160,000	4,024,000
		11,665,451
Hotels - 18.3%
Chatham Lodging Trust, 6.63% - Series A	170,109	3,487,235
Pebblebrook Hotel Trust, 5.70% - Series H	489,548	8,762,909
Pebblebrook Hotel Trust, 6.30% - Series F	242,066	4,962,353
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	1,962,000
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	5,000,000
RLJ Lodging Trust, 7.80% - Series A	375,000	9,555,000
Summit Hotel Properties, Inc., 5.88% - Series F	158,938	2,906,976
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,416,620
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	3,413,414
		45,466,507

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 72.2% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 64.2% (Continued)
Industrial - 3.6%
LXP Industrial Trust, 6.50% - Series C	190,000	$ 8,914,800

Manufactured Homes - 0.8%
UMH Properties, Inc., 6.38% - Series D	87,634	1,969,136

Mortgage - 3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	523,747	9,767,881

Office - 5.1%
Alpine Income Property Trust, Inc., 8.00% - Series A	200,000	4,999,980
Hudson Pacific Properties, Inc., 4.75% - Series C	484,009	7,574,741
		12,574,721
Residential - 2.8%
American Homes 4 Rent, 5.88% - Series G	307,132	7,028,716

Retail - 2.2%
Regency Centers Corporation, 5.88% - Series B	71,561	1,610,838
Regency Centers Corporation, 6.25% - Series A	160,635	3,752,434
		5,363,272
Shopping Centers - 4.3%
Saul Centers, Inc., 6.00% - Series E	125,000	2,795,000
Saul Centers, Inc., 6.13% - Series D	381,000	7,952,156
		10,747,156
Specialized - 6.7%
EPR Properties, 5.75% - Series C	31,000	752,060
EPR Properties, 5.75% - Series G	107,775	2,223,398
EPR Properties, 9.00% - Series E	283,506	9,029,666
IQHQ, Inc. (a)(b)	5,000	4,750,000
		16,755,124

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 72.2% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 64.2% (Continued)
Storage - 3.5%
National Storage Affiliates Trust, 6.00% - Series A	370,000	$ 7,773,700
Public Storage, 4.00% - Series R	50,000	811,500
		8,585,200

Total Preferred Stocks (Cost $177,061,040)		$ 179,304,161

MONEY MARKET FUNDS - 3.6%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (c) (Cost $9,017,092)	9,017,092	$ 9,017,092

Investments at Value - 100.1% (Cost $246,603,067)		$ 248,714,703

Liabilities in Excess of Other Assets - (0.1%)		(350,177)

Net Assets - 100.0%		$ 248,364,526

REIT - Real Estate Investment Trust

*	Securities listed have a perpetual maturity.
(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of January 31, 2026.